Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Summary of property and equipment

	December 31, 2018	December 31, 2017

Office equipment and furniture	$128,555	$130,812
Vehicle	719,685	-
Leasehold improvement	49,373	52,187
Subtotal	897,613	182,999
Less: accumulated depreciation and amortization	(173,836)	(99,477)
Total	$723,777	$83,522